Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Parent Company
45.	PARENT COMPANY
Condensed financial information of the parent company is as follows:

(1)	Condensed statements of financial positions

	December 31, 2023	December 31, 2024
	(Korean Won in millions)
ASSETS
Cash and cash equivalents:
Bank subsidiaries	289,507	1,185,912
Investments in subsidiaries and associates
Bank subsidiaries	18,921,151	18,921,151
Non-bank subsidiaries	4,749,325	5,284,866
Other assets	1,826,039	961,108

Total assets	25,786,022	26,353,037

LIABILITIES
Debentures	1,587,659	2,037,567
Other liabilities	197,365	162,739

Total liabilities	1,785,024	2,200,306

EQUITY	24,000,998	24,152,731
Total liabilities and equity	25,786,022	26,353,037

(2)	Condensed statements of comprehensive income

	2022	2023	2024
	(Korean Won in millions, except for per share data)
Interest and dividend income
Interest income
Bank subsidiaries	25,614	63,806	51,778
Other	—	786	—
Dividends
Bank subsidiaries	1,175,672	1,372,572	1,131,996
Non-bank subsidiaries	96,721	110,384	76,526
Others	(112,380)	(122,878)	(136,999)

Operating income	1,185,627	1,424,670	1,123,301

Non-operating loss	(1,363)	(1,043)	(147)
Net income before income tax expense	1,184,264	1,423,627	1,123,154
Income tax income(loss)	(1,015)	881	178

Net income	1,183,249	1,424,508	1,123,332

Other comprehensive income(loss), net of tax	(22,312)	18,916	9,138

Total comprehensive income	1,160,937	1,443,424	1,132,470

Basic and diluted earnings per share	1,499	1,754	1,296

(3)	Condensed statements of cash flows

	2022	2023	2024
	(Korean Won in millions)
Cash flows from operating activities:
Net income	1,183,249	1,424,508	1,123,332
Adjustments:
Interest income
Bank subsidiaries	(25,614)	(63,806)	(51,778)
Other	—	(786)	—
Dividend income
Bank subsidiaries	(1,175,672)	(1,372,572)	(1,131,996)
Non-bank subsidiaries	(96,721)	(110,384)	(76,526)
Others	1,295,154	1,550,265	1,285,563

Net cash provided by operating activities	1,180,396	1,427,225	1,148,595

Cash flows from investing activities:
Acquisition of investments in subsidiaries	(250,000)	(898,740)	(535,541)
Increase in advance payments related to investments in subsidiaries	—	—	(155,388)
Others	(1,343,428)	24,992	973,476

Net cash provided by (used in) investing activities	(1,593,428)	(873,748)	282,547

Cash flows from financing activities:
Issue of hybrid securities	817,985	498,680	1,196,816
Redemption of hybrid securities	—	—	(1,000,000)
Dividends paid on hybrid securities	(91,757)	(131,149)	(158,682)
Increase in borrowings and debentures	79,764	399,234	599,000
Redemption of borrowings and debentures	—	(260,000)	(150,000)
Dividends paid	(655,252)	(979,586)	(882,183)
Others	(3,072)	(104,510)	(139,688)

Net cash provided by (used in) financing activities	147,668	(577,331)	(534,737)

Net increase(decrease) in cash and cash equivalents	(265,364)	(23,854)	896,405

Cash and cash equivalents, beginning of the period	578,725	313,361	289,507
Cash and cash equivalents, end of the period	313,361	289,507	1,185,912